Business combinations, Paragon Transaction (Details) $ in Millions				9 Months Ended	12 Months Ended
	Mar. 29, 2018 USD ($)	Mar. 28, 2018 rig modernUnit drillingUnit	Feb. 21, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Fair value of consideration satisfied by cash:
Bargain Gain					$ 0.0	$ 0.0	$ (38.1)
Number of modern units | modernUnit		2
Paragon Offshore Limited
Business Combination, Description [Abstract]
Total consideration	$ 241.3		$ 241.3
Percentage of outstanding shares tendered			67.00%
Shareholders holding percentage	99.41%
Payment upon completion by the Company	$ 240.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Cash and cash equivalents	41.7
Restricted cash	4.2
Trade receivables	31.0
Other current assets (including contract backlog of $31.6 million)	53.4
Jack-up drilling rigs	246.0
Assets held for sale	15.0
Property, plant and equipment	16.1
Other long-term assets (including contract backlog of $12.8 million)	24.8
Trade payables	(10.5)
Accruals and other current liabilities	(40.9)
Long term debt	(87.7)
Other non-current liabilities	(13.7)
Total	279.4
Fair value of consideration satisfied by cash:
Payment upon completion by the Company	240.0
Payment to non-controlling interest	1.3
Total fair value of purchase consideration	241.3		$ 241.3
Bargain Gain	(38.1)			$ (38.1)
Number of drilling units | drillingUnit		23
Number of jack up rigs disposed | rig		16
Accrued interest and brokerage fees	1.6
Remaining outstanding shares purchased value							$ 1.0
Paragon Offshore Limited | Contract backlog
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Other current assets (including contract backlog of $31.6 million)	31.6
Other long-term assets (including contract backlog of $12.8 million)	$ 12.8